SHARE-BASED COMPENSATION - Outstanding Number of PSUs and RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	275,833	573,902
Granted (shares)	98,947	91,321
Forfeited (shares)	(25,261)	(32,823)
Vested (shares)	(122,125)	(356,567)
Number of other equity instruments outstanding at end of period (shares)	227,394	275,833
Outstanding PSU Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	152,172	414,839
Granted (shares)	72,373	49,861
Forfeited (shares)	(16,327)	(19,775)
Vested (shares)	(68,013)	(292,753)
Number of other equity instruments outstanding at end of period (shares)	140,205	152,172
Outstanding RSU Awards
Share-Based Payment Arrangement Activity [Roll Forward]
Number of other equity instruments outstanding at beginning of period (shares)	123,661	159,063
Granted (shares)	26,574	41,460
Forfeited (shares)	(8,934)	(13,048)
Vested (shares)	(54,112)	(63,814)
Number of other equity instruments outstanding at end of period (shares)	87,189	123,661